CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Allowance for bad debts	$ (11,188)	$ (12,853)
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,201,058	$ 1,136,024
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,942,000	1,942,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.166667	$ 0.166667
Common stock, shares authorized	280,000,000	280,000,000
Common stock, shares issued	122,045,877	120,491,164
Common stock, shares outstanding	122,045,877	120,491,164